UNSECURED BORROWINGS, Unsecured Debt, Net (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 15, 2017	Oct. 16, 2017	Oct. 03, 2014	Dec. 11, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unsecured Borrowings [Abstract]
Unsecured borrowings, net					$ 619,407	$ 617,664
Proceeds from unsecured borrowings					0	0	$ 295,150
Repayment of unsecured borrowings					0	0	375,000
Loss on modification and extinguishment of debt					(9,590)	(2,474)	$ (23,309)
Unsecured Borrowings [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance					625,000	625,000
Unamortized debt discount and loan costs					(5,593)	(7,336)
Unsecured borrowings, net					619,407	617,664
Accrued interest					7,700	7,700
Unsecured Borrowings [Member] | 2020 Notes [Member]
Unsecured Borrowings [Abstract]
Notes issued			$ 75,000	$ 300,000
Interest rate			6.75%	6.75%
Underwriting debt discount paid				$ 8,500
Percentage of principal paid as premium at time of issuance			104.75%
Repayment of unsecured borrowings	$ 375,000
Loss on modification and extinguishment of debt	$ 19,700
Unsecured Borrowings [Member] | 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance					$ 325,000	325,000
Notes issued			$ 325,000
Interest rate			6.375%
Maturity date					Oct. 15, 2021
Unsecured Borrowings [Member] | 2024 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance					$ 300,000	$ 300,000
Notes issued		$ 300,000
Interest rate		5.25%
Proceeds from unsecured borrowings		$ 294,200
Maturity date					Oct. 15, 2024
Unsecured Borrowings [Member] | Additional 2020 Notes and 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Underwriting debt discount paid			$ 3,400